Cover	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2021
Entity File Number	001-40058
Entity Registrant Name	Rosecliff Acquisition Corp I
Entity Central Index Key	0001833498
Entity Tax Identification Number	85-3987148
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	767 5th Avenue
Entity Address, Address Line Two	34th
Entity Address, Address Line Three
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	(212)
Local Phone Number	492-3000
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RCLF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false